Business Combination Involving Entities Under Common Control - Disclosure of detailed information about business combination (Detail) - CNY (¥) ¥ in Millions		12 Months Ended
	May 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about business combination [line items]
Revenue		¥ 2,516,810	¥ 2,374,934	¥ 2,032,298
Net profit		67,015	73,980	39,395
Net cash outflow		¥ 455	(37,746)	¥ 24,642
Dalian West Pacific [Member]
Disclosure of detailed information about business combination [line items]
Name of acquiree		Dalian West Pacific
Proportion of equity interests acquired in business combination		56.04%
Basis for business combination under common control		The Company and Dalian West Pacific are under the ultimate control of CNPC before and after the business combination and the control is not temporary
Acquisition Date		May 31, 2019
Basis for determination of acquisition date		Acquisition of actual control
Revenue	¥ 10,763		37,385
Net profit	1		¥ 1,564
Net cash outflow	¥ (53)